Cover	Feb. 13, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2020
Entity File Number	001-37924
Entity Registrant Name	BLACKLINE, INC.
Entity Central Index Key	0001666134
Entity Tax Identification Number	46-3354276
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	21300 Victory Boulevard, 12th Floor
Entity Address, City or Town	Woodland Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91367
City Area Code	818
Local Phone Number	223-9008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false